BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Bank Loans
BANK LOANS

NOTE 8- BANK LOANS

Short-term bank loans consisted of the following:

	June 30, 2024 (unaudited)	Interest rate	Due date	December 31, 2023	Interest rate	Due date
Agricultural Bank of China Funan Branch	$788,818	4.50%	4/06/25	$845,416	3.70%	4/10/24
Anhui Funan Rural Commercial Bank	1,937,448	5.60%	12/22/24	1,972,637	5.90%	12/22/24
Anhui Funan Rural Commercial Bank	1,383,892	5.60%	3/28/25	1,409,026	5.90%	3/28/24
Anhui Funan Rural Commercial Bank	830,335	5.60%	1/25/25	845,416	5.90%	1/25/24
Industrial and Commercial Bank of China, Funan (1)	691,946	3.45%	10/12/24	704,515	3.45%	10/12/24
Industrial and Commercial Bank of China, Funan (2)	13,839	3.45%	6/06/25	-	-	-
Bank of China Funan Branch	1,107,113	3.60%	3/15/25	1,127,221	3.60%	3/15/25
Total	$6,877,941	-	-	$6,904,228	-	-

(1)	The loans from Bank of China were pledged by fixed assets as of June 30, 2024 and December 31, 2023, respectively.

(2)	The loans from Industrial and Commercial Bank of China, Funan branch were pledged by fixed assets as of June 30, 2024.

NOTE 9: BANK LOANS

Short-term bank loans consisted of the following:

December 31,	2023	Interest rate	Due date	2022	Interest rate	Due date
Agricultural Bank of China Funan Branch	845,416	3.70%	4/10/24	869,830	3.90%	4/11/23
Anhui Funan Rural Commercial Bank (1)	1,972,637	5.90%	12/22/24	2,029,603	5.90%	12/23/23
Anhui Funan Rural Commercial Bank	1,409,026	5.90%	3/28/24	1,449,717	7.48%	3/29/23
Anhui Funan Rural Commercial Bank	845,416	5.90%	1/25/25	869,830	5.9%	1/25/23
Funan Yinghuai Rural Commercial Bank (2)	-	-	-	869,830	5.20%	6/15/23
Industrial and Commercial Bank of China, Funan (3)	704,513	3.45%	10/12/24	-	-	-
Bank of China Funan Branch (4)	1,127,221	3.60%	3/15/25	1,159,773	3.85%	3/15/23
Total	6,909,229	-	-	7,248,583	-	-

(1)	The loan from Anhui Funan Rural Commercial Bank had an initial interest rate of 7.58% from December 23, 2022 to March 15, 2023. The interest rate was adjusted to 5.90% from March 16, 2023 to December 23, 2023.
(2)	$869,830 of loan from Funan Yinghuai Rural Commercial Bank was paid off on June 15, 2023.
(3)	$704,513 of loans from Industrial and Commercial Bank of China, Funan branch were pledged by fixed assets as of December 31, 2023.
(4)	$1,127,221and $1,159,773 of loans from Bank of China were pledged by fixed assets as of December 31, 2023 and 2022, respectively.

As of the date of these consolidated financial statements is issued, all the outstanding loans as of December 31, 2023 have been renewed.